INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
3.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2012	2013
	$	$

Raw materials	31,080,141	11,170,602
Work-in-process	9,379,249	12,528,549
Finished goods	43,396,231	20,958,503

Inventories	83,855,621	44,657,654

In 2011, 2012 and 2013, inventories were written down by $7,765,270, $6,925,478 and $1,663,051, respectively, to reflect the lower of cost or market adjustments.